DEFERRED TAX - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Hong Kong
Reconciliation Of Changes In Deferred Tax Assets and Liabilities [Line Items]
Tax losses	$ 0.4	$ 1.9
China
Reconciliation Of Changes In Deferred Tax Assets and Liabilities [Line Items]
Tax losses		$ 90.9
Deferred tax carry forward period		10 years
Withholding tax percentage	10.00%
Income tax rate	10.00%
China | Subsidiaries
Reconciliation Of Changes In Deferred Tax Assets and Liabilities [Line Items]
Distributable retained earnings	$ 0.0	$ 0.0
Ireland
Reconciliation Of Changes In Deferred Tax Assets and Liabilities [Line Items]
Tax losses	$ 134.8	$ 118.6
Deferred tax carry back period	1 year	1 year
United States of America
Reconciliation Of Changes In Deferred Tax Assets and Liabilities [Line Items]
Tax losses	$ 48.8	$ 179.8
Maximum percent of future taxable profits that can be indefinitely offset		80.00%
Withholding tax percentage	30.00%
Income tax rate	5.00%
United States of America | Subsidiaries
Reconciliation Of Changes In Deferred Tax Assets and Liabilities [Line Items]
Distributable retained earnings	$ 0.0	$ 0.0